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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-08413
                                                                       _____________________________

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)          (Zip code)

 Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200
                                                                                                  _______________

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Health Care Fund and Evergreen Utility and Telecommunications Fund, for the quarter ended January 31, 2006. These two series have a October 31 fiscal year end.

Date of reporting period: January 31, 2006
                                            _______________

Item 1 – Schedule of Investments

EVERGREEN HEALTH CARE FUND
SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 99.0%
CONSUMER STAPLES 0.5%
Food & Staples Retailing 0.5%
CVS Corp	50,000	$1,388,000

HEALTH CARE 96.9%
Biotechnology 37.4%
Abgenix, Inc. *	333,333	7,356,659
Alexion Pharmaceuticals, Inc. *	16,948	488,441
Alkermes, Inc. *	40,000	973,600
Altus Pharmaceuticals, Inc. *	80,133	1,486,467
Amgen, Inc. *	130,000	9,475,700
Anadys Pharmaceuticals, Inc. *	100,000	1,097,000
Angiotech Pharmaceuticals, Inc. *	160,000	2,012,800
Applera Corp. – Applied Biosystems Group	60,000	1,700,400
Applera Corp. – Celera Genomics Group *	48,600	571,536
Arena Pharmaceuticals, Inc. *	79,069	1,341,801
ArQule, Inc. *	100,000	538,000
BioCryst Pharmaceuticals, Inc. * þ	150,000	2,854,500
Biogen Idec, Inc. *	85,000	3,803,750
Cambridge Antibody Technology Group plc, ADR * þ	32,341	403,939
CoTherix, Inc. *	131,343	1,217,550
Cubist Pharmaceuticals, Inc. *	122,510	2,651,116
CV Therapeutics, Inc. *	31,231	768,595
Cytokinetics Inc. *	50,000	357,500
DOV Pharmaceutical, Inc. * þ	180,000	2,779,200
Dyax Corp. *	39,697	215,555
Encysive Pharmaceuticals, Inc. *	70,000	662,900
EntreMed, Inc. * þ	65,000	146,250
Genentech, Inc. *	140,000	12,028,800
Genmab AS * þ	40,000	1,050,254
Genzyme Corp. *	50,000	3,547,000
Geron Corp. * þ	90,000	690,300
Human Genome Sciences, Inc. *	120,000	1,320,000
ICOS Corp. *	80,000	1,988,000
ImClone Systems, Inc. *	100,000	3,603,000
Incyte Corp. *	212,000	1,079,080
Insmed, Inc. * þ	350,000	885,500
Mannkind Corp. * þ	40,000	724,000
Martek Biosciences Corp. * þ	119,785	3,449,808
Maxygen, Inc. *	50,000	412,500
Medarex, Inc. *	120,000	1,677,600
MedImmune, Inc. *	100,000	3,412,000
Millennium Pharmaceuticals, Inc. *	100,000	1,034,000
Myogen, Inc. *	70,000	2,612,400
Nektar Therapeutics *	50,000	990,000
Neose Technologies, Inc. *	154,200	350,034
NPS Pharmaceuticals, Inc. *	107,372	1,524,682
Nuvelo, Inc. *	62,241	1,067,433
Oscient Pharmaceuticals Corp. * þ	653,410	1,417,900
OSI Pharmaceuticals, Inc. *	150,929	4,250,161
PDL BioPharma, Inc. *	70,000	2,040,500
Pharmion Corp. *	100,000	1,667,000
Praecis Pharmaceuticals, Inc. *	80,000	479,200
QLT, Inc. * þ	604,800	3,640,896
Regeneron Pharmaceuticals, Inc. *	140,000	2,132,200
Seattle Genetics, Inc. *	58,205	327,694
Tanox, Inc. * þ	160,000	2,888,000

1

EVERGREEN HEALTH CARE FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
Tercica, Inc. * þ	70,000	$481,600
Trimeris, Inc. *	169,206	2,125,227
Vertex Pharmaceuticals, Inc. *	70,000	2,500,400
ZymoGenetics, Inc. *	107,166	2,390,874

		112,691,302

Health Care Equipment & Supplies 10.6%
Bausch & Lomb, Inc	20,000	1,351,000
Bio-Rad Laboratories, Inc., Class A *	39,600	2,669,040
Biomet, Inc	100,000	3,781,000
Fresenius AG	34,220	5,165,560
Hospira, Inc. *	60,000	2,685,000
Kinetic Concepts, Inc. *	35,000	1,266,650
Smith & Nephew plc	300,000	2,985,831
St. Jude Medical, Inc. *	50,000	2,456,500
Synovis Life Technologies, Inc. *	100,000	1,010,000
TriPath Imaging, Inc. *	80,000	632,800
Wright Medical Group, Inc. *	220,000	4,910,400
Zimmer Holdings, Inc. *	45,000	3,102,750

		32,016,531

Health Care Providers & Services 7.4%
CIGNA Corp	50,000	6,080,000
HCA, Inc	80,000	3,926,400
Manor Care, Inc	60,000	2,346,000
WellPoint, Inc. *	130,000	9,984,000

		22,336,400

Pharmaceuticals 41.5%
Abbott Laboratories	180,000	7,767,000
AstraZeneca plc	90,000	4,369,587
AtheroGenics, Inc. * þ	110,000	1,952,500
Bristol-Myers Squibb Co	220,000	5,013,800
Cardiome Pharma Corp. *	75,000	1,020,750
Chugai Pharmaceutical Co., Ltd. þ	160,000	3,255,953
Daiichi Sankyo Co., Ltd. *	140,800	2,925,433
Eli Lilly & Co	50,000	2,831,000
Endo Pharmaceuticals Holdings, Inc. *	72,900	2,092,230
GlaxoSmithKline plc, ADR	150,000	7,686,000
Ipsen SA *	149,024	4,607,927
Johnson & Johnson	150,000	8,631,000
Kissei Pharmaceutical Co., Ltd. þ	50,000	925,570
Merck & Co., Inc	160,000	5,520,000
Merck KGaA	40,000	4,178,434
MGI Pharma, Inc. *	40,000	666,800
Mylan Laboratories, Inc	40,000	788,000
Nastech Pharmaceutical Co., Inc. * þ	142,500	2,265,750
Novartis AG, ADR	70,000	3,861,200
Novo Nordisk AS	100,050	5,612,857
Par Pharmaceutical Companies, Inc. *	60,000	1,984,800
Pfizer, Inc	410,000	10,528,800
Roche Holding AG	60,000	9,493,597
Schering AG	150,000	10,280,526
Schering-Plough Corp	400,000	7,660,000
Taro Pharmaceutical Industries, Ltd., Class A þ	40,000	594,400
Valeant Pharmaceuticals International	100,000	1,796,000

2

EVERGREEN HEALTH CARE FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
		Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Watson Pharmaceuticals, Inc. *		60,000	$1,985,400
Wyeth		100,000	4,625,000

			124,920,314

INDUSTRIALS 0.4%
Industrial Conglomerates 0.4%
Tyco International, Ltd		50,000	1,302,500

MATERIALS 1.2%
Chemicals 1.2%
Sigma-Aldrich Corp		55,000	3,568,400

	Total Common Stocks (cost $248,230,050)		298,223,447

		Principal Amount	Value

CONVERTIBLE DEBENTURES 0.4%
HEALTH CARE 0.4%
Biotechnology 0.4%
Oscient Pharmaceuticals Corp., 3.50%, 04/15/2011 (cost $1,500,000)		$1,500,000	1,196,250

		Shares	Value

PREFERRED STOCKS 0.6%
HEALTH CARE 0.6%
Health Care Providers & Services 0.6%
Fresenius Medical Care AG, (cost $1,074,980)		18,571	1,761,344

SHORT-TERM INVESTMENTS 6.1%
MUTUAL FUND SHARES 6.1%
Evergreen Institutional U.S. Government Money Market Fund ø		1,464,893	1,464,893
Evergreen Prime Cash Management Money Market Fund ø þþ		17,103,254	17,103,254

	Total Short-Term Investments (cost $18,568,147)		18,568,147

Total Investments (cost $269,373,177) 106.1%			319,749,188
Other Assets and Liabilities (6.1%)			(18,397,016)

Net Assets 100.0%			$301,352,172

þ	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $275,192,066. The gross unrealized appreciation and depreciation on securities based on tax cost was $60,134,063 and $15,576,941, respectively, with a net unrealized appreciation of $44,557,122.

3

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 81.0%
ENERGY 10.5%
Oil, Gas & Consumable Fuels 10.5%
Crosstex Energy, Inc. þ	90,000	$7,219,800
Genesis Energy, LP	180,200	2,216,460
Kinder Morgan, Inc. þ	70,000	6,737,500
Linn Energy, LLC þ	11,000	231,000
Natural Resource Partners, LP þ	51,000	2,682,600
Southwestern Energy Co. *	400,000	17,256,000
Toreador Resources Corp. þ	25,000	779,750

		37,123,110

TELECOMMUNICATION SERVICES 22.0%
Diversified Telecommunication Services 11.7%
AT&T, Inc.	300,000	7,785,000
BellSouth Corp.	610,000	17,549,700
Eircom Group plc	2,500,000	5,630,247
Shenandoah Telecommunications Co. þ	225,000	10,404,000

		41,368,947

Wireless Telecommunication Services 10.3%
Alamosa Holdings, Inc. *	300,000	5,622,000
Alltel Corp.	25,000	1,500,750
Centennial Communications Corp.	400,000	3,772,000
Dobson Communications Corp. * þ	450,000	3,339,000
Leap Wireless International, Inc. þ	200,000	7,400,000
Sprint Nextel Corp.	550,000	12,589,500
UbiquiTel, Inc. þ	200,000	1,958,000

		36,181,250

UTILITIES 48.5%
Electric Utilities 19.6%
Allegheny Energy, Inc. *	100,000	3,479,000
Allete, Inc.	100,000	4,429,000
DPL, Inc.	350,000	8,974,000
E.ON AG	140,000	5,226,200
Edison International	50,000	2,191,000
Entergy Corp.	110,000	7,646,100
Exelon Corp.	200,000	11,484,000
FirstEnergy Corp.	200,000	10,020,000
Fortum Oyj	450,000	10,074,186
FPL Group, Inc.	80,000	3,343,200
Scottish Power plc	200,000	2,044,063

		68,910,749

Gas Utilities 7.0%
Energen Corp.	120,000	4,682,400
Equitable Resources, Inc.	130,000	4,797,000
Questar Corp.	75,000	6,111,000
UGI Corp.	420,000	9,017,400

		24,607,800

Independent Power Producers & Energy Traders 10.6%
Canadian Hydro Developers, Inc.	60,000	308,379
Constellation Energy Group, Inc.	150,000	8,740,500
Dynegy, Inc., Class A þ	300,000	1,650,000
Mirant Corp. þ	243,197	6,809,516
Ormat Technologies, Inc. þ	87,700	3,091,425
TXU Corp.	330,000	16,711,200

		37,311,020

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 11.1%
MDU Resources Group, Inc.	230,000	$8,326,000
National Grid Transco plc, ADR þ	165,000	8,514,000
NSTAR þ	75,000	2,155,500
PG&E Corp.	75,000	2,798,250
Sempra Energy	200,000	9,610,000
Wisconsin Energy Corp.	190,000	7,886,900

		39,290,650

Water Utilities 0.2%
Pennichuck Corp.	30,000	664,500

Total Common Stocks (cost $205,352,917)		285,458,026

CONVERTIBLE PREFERRED STOCKS 3.4%
ENERGY 2.5%
Oil, Gas & Consumable Fuels 2.5%
El Paso Corp., 4.99%, 12/31/2049 144A	7,500	8,943,750

UTILITIES 0.9%
Electric Utilities 0.9%
FPL Group, Inc., 8.00%, 02/16/2006 þ	50,000	3,110,000

Total Convertible Preferred Stocks (cost $10,263,772)		12,053,750

PREFERRED STOCKS 2.5%
UTILITIES 2.5%
Electric Utilities 0.2%
Connecticut Light & Power, Ser. 54E	3,925	141,177
Entergy Arkansas, Inc.	1,673	128,926
Entergy Louisiana, Inc.	3,781	362,267
Southern California Edison Co. þ	1,200	23,400

		655,770

Independent Power Producers & Energy Traders 0.9%
NRG Energy, Inc.	12,500	3,118,750

Multi-Utilities 1.4%
Aquila, Inc. þ	178,400	4,499,248
Consolidated Edison, Inc.	7,000	619,500

		5,118,748

Total Preferred Stocks (cost $6,950,384)		8,893,268

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 4.3%
ENERGY 1.9%
Oil, Gas & Consumable Fuels 1.9%
McMoran Exploration Co., 5.25%, 10/06/2011 144A	$5,000,000	6,575,000

UTILITIES 2.4%
Electric Utilities 2.4%
Reliant Energy, Inc., 5.00%, 08/15/2010	7,000,000	8,610,000

Total Convertible Debentures (cost $14,116,602)		15,185,000

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Shares	Value

WARRANTS 3.1%
UTILITIES 3.1%
Independent Power Producers & Energy Traders 3.1%
Mirant Corp., Ser. A, Expiring 01/03/2011 * þ	357,473	$4,752,604
Mirant Corp., Ser. B, Expiring 01/03/2011 * þ	444,239	6,199,355

Total Warrants (cost $6,541,872)		10,951,959

SHORT-TERM INVESTMENTS 12.7%
MUTUAL FUND SHARES 12.7%
Evergreen Institutional Money Market Fund ø	15,335,111	15,335,111
Navigator Prime Portfolio þþ	29,243,215	29,243,215

Total Short-Term Investments (cost $44,578,326)		44,578,326

Total Investments (cost $287,803,873) 107.0%		377,120,329
Other Assets and Liabilities (7.0%)		(24,678,486)

Net Assets 100.0%.		$352,441,843

þ	All or a portion of this security is on loan.
*	Non-income producing security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $288,941,646. The gross unrealized appreciation and depreciation on securities based on tax cost was $89,115,978 and $937,295 respectively, with a net unrealized appreciation of $88,178,683.

Item 2 – Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: March 31, 2006

By:  /s/ Jeremy DePalma
       ________________________
       Jeremy DePalma
       Principal Financial Officer

Date: March 31, 2006